Leases - Lease Commitments on Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015
Operating Leased Assets [Line Items]
2015	$ 63,282
2016	62,142
2017	60,937
2018	57,239
2019	51,790
Thereafter	366,670
Total	662,060
Operating Lease Amendment [Member]
Operating Leased Assets [Line Items]
2015	778
2016	336
2017	107
2018	2
2019	0
Thereafter	0
Total	$ 1,223